Schedule of accounts receivable and contract assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Accounts receivable and contract assets		¥ 2,369,401	¥ 2,696,147
Credit loss allowance for accounts receivable and contract assets		(340,816)	(290,267)	¥ (310,394)	¥ (496,918)
Accounts receivable and contract assets, net	$ 290,084	¥ 2,028,585	¥ 2,405,880